1801 California Street Suite 5200 Denver, CO 80202

February 20, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 147 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 148 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to update disclosure related to sub-adviser changes for Transamerica MFS International Equity VP and Transamerica Multi-Manager Alternative Strategies VP. No fees are required in connection with this filing.

We respectfully request selective review of the Amendment. In support of our request, we represent that the disclosure in this Amendment is not substantially different from the disclosure found in a recent filing pursuant to Rule 485(a) under the Securities Act made on behalf of Transamerica Funds, a trust in the Registrant’s fund complex. The Transamerica Funds filing was made on December 19, 2017 (SEC Accession No. 0001193125-17-373478) (the “Transamerica Funds Filing”), and the Staff provided comments on January 30, 2018. We note that the primary differences between the disclosure in the Amendment and that in the Transamerica Funds Filing arise from the fact that the Amendment relates to funds that are only available to variable insurance contract holders while the Transamerica Funds Filing relates to “retail” funds.

Please call (727)-299-1311 with any comments or questions concerning this filing.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.